                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Brightpoint Capital Advisors, LLC
Address: 1450 Brickell Avenue
         31st Floor
         Miami, Florida 33131

Form 13F File Number: 28-12263

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard H. Siegel
Title: General Counsel and Chief Compliance Officer
Phone: 305-379-7272

Signature, Place and Date of Signing:

/s/ RICHARD H. SIEGEL              MIAMI, FLORIDA            November 13, 2012
------------------------------   ------------------   --------------------------
      [Signature)                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:      26
Form 13F Information Table Value Total: 139,807 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Brightpoint Capital Partners Master Fund, L.P.
FUND 13F
                                    30-Sep-12

                                                                                           Voting Authority
                                                                                          -------------------
                                                         Value  Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                Title of class   CUSIP   (x$1000) Prn Amt  Prn Call Dscretn Managers   Sole      Shared   None
---------------------------- --------------- --------- -------- -------- --- ---- ------- --------- --------- -------- -------
Apache Corp                  COM             037411105    4006    46326 SH       Sole                  46326
Avis Budget Group            COM             053774105    7279   473271 SH       Sole                 473271
Cadence Design System Inc    COM             127387108    6247   485589 SH       Sole                 485589
Celanese Corp Del            COM SER A       150870103    9249   243963 SH       Sole                 243963
Cheniere Energy Inc          COM NEW         16411R208   16378  1054582 SH       Sole                1054582
Delphi Automotive plc        SHS             G27823106    6904   222700 SH       Sole                 222700
Hanesbrands Inc              COM             410345102   10884   341406 SH       Sole                 341406
Hewlett Packard Co           CALL            428236903      11     7500 SH  CALL Sole                   7500
Humana Inc                   COM             444859102    2446    34868 SH       Sole                  34868
JDA Software Group Inc       COM             46612K108    5207   163848 SH       Sole                 163848
Marvell Technology Group Ltd ORD             G5876H105    2923   319332 SH       Sole                 319332
McMoran Exploration Co       COM             582411104    8973   763656 SH       Sole                 763656
McMoran Exploration Co       NOTE 4.000%12/3 582411AJ3    2525  2500000 PRN      Sole                2500000
NII Hldgs Inc                CL B NEW        62913F201   16910  2159595 SH       Sole                2159595
NII Hldgs Inc                CALL            62913F901     338     5000 SH  CALL Sole                   5000
Primerica Inc                COM             74164M108    1867    65179 SH       Sole                  65179
Qlogic Corp                  CALL            747277901      56     5600 SH  CALL Sole                   5600
Rent A Ctr Inc New           COM             76009N100    6736   192235 SH       Sole                 192235
Seagate Technology plc       CALL            G7945M907      24     1000 SH  CALL Sole                   1000
Signet Jewelers Ltd          SHS             G81276100    5671   116309 SH       Sole                 116309
Symetra Finl Corp            COM             87151Q106    4595   373614 SH       Sole                 373614
Tempur Pedic Intl Inc        COM             88023U101    5528   184937 SH       Sole                 184937
Titan Machy Inc              COM             88830R101    7896   389325 SH       Sole                 389325
Tronox Ltd                   SHS CL A        Q9235V101    2352   103855 SH       Sole                 103855
Valassis Communications Inc  COM             918866104    4783   193720 SH       Sole                 193720
Western Digital Corp         CALL            958102905      19     2400 SH       Sole                   2400